CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS
Schedule of major customers and the portion of revenue from customers

		For the Years Ended December 31,
Segment		2010	2011	2012
Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	1%	7%	5%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	9%	11%	6%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	—	1%	1%
Yunnan Grid Company, Ltd.	Yunnan Province	3%	4%	3%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	1%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	49%	43%	46%
Fujian Electric Power Co., Ltd.	Fujian Province	24%	16%	20%
Pingnan Power Supply Company	Fujian Province	13%	8%	5%
Shaowu Electric Power Bureau	Fujian Province	—	7%	9%
Nanping Electric Power Bureau	Fujian Province	—	2%	4%
		100%	100%	100%